Commitments and contingencies - Contractual commitments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					47 Months Ended	135 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY (¥)	Nov. 30, 2009	Sep. 30, 2013 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Research and development of medicines
Contractual commitments
Total future minimum payment									$ 319	¥ 2,000
Co-operation agreement
Contractual commitments
Total future minimum payment									$ 7,543	¥ 47,317
Co-operation agreement | Peking University People's Hospital
Contractual commitments
Annual advisory fee	$ 478	¥ 3,000					$ 415	¥ 2,600
Annual advisory fee, time period	4 years	4 years
Co-operation agreement | Guangdong Women and Children's Hospital and Health Institute
Contractual commitments
Annual advisory fee			$ 510	¥ 3,200		¥ 2,000
Annual advisory fee, time period					20 years